AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 97.2%
California – 93.4%
Alameda Corridor Transportation Authority Series 2022-A 5.30%, 10/01/2047(a)	$17,955	$10,641,374
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	492,901
Bakersfield City School District BAM Series 2012-C 5.90%, 05/01/2047(a)	6,380	5,003,294
Bay Area Toll Authority Series 2021 3.22% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,973,480
3.33% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,556,550
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024-B 5.25%, 07/01/2044	3,000	3,289,669
5.25%, 07/01/2049	9,000	9,720,545
5.25%, 07/01/2054	7,350	7,877,164
AGM Series 2024-B 4.50%, 07/01/2054	2,000	2,010,193
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,356,846
California Community Choice Financing Authority (Apollo Global Management, Inc.) Series 2024 5.00%, 01/01/2055	12,000	12,941,077
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	11,129,778
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,745	5,815,294
Series 2023 5.00%, 12/01/2053	8,650	9,153,856
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	4,066,228
Series 2022-A 4.00%, 05/01/2053	3,675	3,720,182
Series 2023 5.00%, 02/01/2054	12,500	13,424,555
5.215% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,011,348
5.255% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,061,197
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	3,600	3,705,893
5.25%, 05/01/2048	2,750	2,819,665

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	$1,000	$889,848
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,709,463
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	749,757
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,447,054
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2040	1,365	1,368,094
4.00%, 06/01/2049	12,155	11,335,370
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,170	2,192,038
Series 2024-A 5.75%, 11/01/2024	1,000	1,000,821
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,321,949
5.00%, 12/01/2044	6,885	7,075,211
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,449,241
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,081,139
California Educational Facilities Authority (St Mary’s College of California) Series 2023 5.25%, 10/01/2044	2,100	2,245,374
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,601,038
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,035,212
Series 2023 4.25%, 11/01/2048	3,230	3,203,501

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	$2,000	$2,031,284
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	1,000	875,695
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(c)	1,875	1,652,847
4.00%, 06/01/2061(c)	840	714,234
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,417,852
5.00%, 08/15/2036	3,000	3,109,375
5.00%, 08/15/2042	2,000	2,057,244
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	5,165	5,251,608
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	13,865	13,710,612
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,959,136
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	6,969	6,775,371
Series 2021-2, Class A 3.75%, 03/25/2035	6,249	6,346,838
Series 2021-2, Class X 0.82%, 03/25/2035(d)	2,884	131,100
Series 2021-3, Class A 3.25%, 08/20/2036	1,914	1,814,038
Series 2021-3, Class X 0.79%, 08/20/2036(d)	2,536	127,389
Series 2023-1, Class A 4.375%, 09/20/2036	1,982	2,092,559
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	7,604	7,824,354
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	3,750	3,764,487
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(c)	3,000	3,028,713

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(c)	$1,500	$1,307,916
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 3.62% (MUNIPSA + 0.70%), 12/01/2050(b)	4,600	4,598,351
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.25%, 07/01/2049	10,000	10,843,696
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,930,906
5.00%, 06/01/2046	1,000	1,005,680
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	3,160	3,142,708
5.00%, 04/01/2041	3,000	2,893,836
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	590,637
5.00%, 10/01/2033	625	652,940
5.00%, 10/01/2034	570	594,834
5.00%, 10/01/2035	600	625,362
5.00%, 10/01/2036	1,150	1,195,976
5.00%, 10/01/2037	2,000	2,076,905
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,248,074
4.00%, 10/01/2051	1,200	1,088,126
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041	3,470	3,637,605
5.00%, 05/15/2042	2,705	2,827,852
5.00%, 05/15/2049	4,500	4,642,412
5.00%, 05/15/2052	1,575	1,621,059
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(c)	1,000	973,069

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042	$560	$510,579
4.00%, 11/15/2052	3,605	3,016,090
4.00%, 11/15/2056	1,685	1,379,999
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,056,923
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,059,595
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	5,000	4,600,408
5.00%, 12/31/2036	5,685	5,871,564
5.00%, 12/31/2037	4,000	4,123,994
5.00%, 12/31/2047	8,005	8,107,309
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,911,253
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e) (f) (g)	2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2023 5.00%, 07/01/2035(c)	2,000	2,225,853
5.00%, 07/01/2038(c)	1,000	1,094,712
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (e) (f)	2,200	220
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	9,154,460
5.00%, 11/21/2045(c)	8,000	8,270,877
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,102,969
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,016,901
California School Finance Authority Series 2017 5.00%, 06/01/2047(c)	700	694,309
5.00%, 06/01/2053(c)	1,775	1,727,360

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	$2,750	$2,721,090
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,694,885
Series 2016 5.25%, 07/01/2052(c)	2,500	2,525,978
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	2,013,623
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,207,240
5.00%, 06/01/2047(c)	1,565	1,535,689
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(c)	3,000	3,038,930
Series 2021 4.00%, 10/01/2046(c)	1,250	1,142,939
Series 2022 5.00%, 10/01/2061(c)	2,000	2,028,365
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	2,325	2,093,953
5.00%, 06/01/2051(c)	2,910	2,556,037
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	431,388
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,795,124
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	625,609
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	1,000	1,004,258
Series 2022 5.00%, 08/01/2032(c)	710	747,466
5.75%, 08/01/2052(c)	1,650	1,778,367

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(c)	$1,860	$1,906,327
5.25%, 07/01/2052(c)	2,755	2,820,777
5.375%, 07/01/2056(c)	1,990	2,044,685
5.50%, 07/01/2062(c)	1,775	1,828,619
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	935	960,127
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,046,731
Series 2020-A 4.00%, 07/01/2055(c)	835	759,800
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(c)	1,200	1,200,992
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,405,386
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	550	585,830
5.50%, 08/01/2047(c)	525	554,094
California School Finance Authority (Pre-refunded - US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	842,776
5.00%, 06/01/2053(c)	2,025	2,133,278
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	1,003,333
5.00%, 06/01/2046(c)	2,500	2,473,660
Series 2017 5.125%, 06/01/2047(c)	700	700,232
Series 2017-G 5.00%, 06/01/2037(c)	360	363,069
5.00%, 06/01/2053(c)	2,075	2,028,411
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	575,163
6.00%, 10/01/2049	715	715,200
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2025	2,000	2,017,974

	Principal Amount (000)	U.S. $ Value

California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.00%, 04/01/2044	$1,500	$1,686,853
5.00%, 04/01/2049	1,500	1,665,445
5.05%, 04/01/2032	2,000	2,064,429
5.06%, 04/01/2033	1,000	1,030,575
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,349,658
Series 2021-B 2.144%, 11/01/2033	6,000	4,946,572
Series 2024-A 5.50%, 11/01/2045	2,000	2,374,299
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,135	1,169,771
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,034,699
5.00%, 05/15/2035	1,410	1,456,827
5.00%, 05/15/2036	1,500	1,547,396
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,085,515
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,174,122
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	13,310	14,894,662
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)	1,000	1,015,733
Series 2019 5.00%, 06/01/2051(c)	3,165	3,180,675
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,094,376
5.25%, 12/01/2056(c)	1,700	1,718,959

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	$2,295	$2,358,773
5.25%, 07/01/2049(c)	2,675	2,716,927
5.25%, 07/01/2052(c)	1,565	1,587,513
California Statewide Communities Development Authority (Pre-refunded - US Treasuries) AGM Series 2014 5.00%, 11/15/2044	2,000	2,007,820
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	9,000	9,677,024
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	1,500	1,459,195
Cerritos Community College District Series 2014-A 4.00%, 08/01/2030	2,230	2,230,642
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,038,989
5.00%, 05/01/2043	1,000	1,033,486
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,566,004
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,035,831
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,484,748
5.00%, 09/01/2048	4,250	4,370,521
City of Irvine CA (Pre-refunded - US Treasuries) Series 2013 5.00%, 09/02/2027	650	650,000
5.00%, 09/02/2029	1,110	1,110,000
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032	1,100	1,107,559
5.00%, 05/15/2040	2,250	2,257,420
5.00%, 05/15/2045	2,250	2,253,796
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	15,000	15,286,902
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,004,707

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports Series 2017B 5.00%, 05/15/2025	$1,325	$1,341,261
Series 2022 3.25%, 05/15/2049	2,000	1,622,423
5.00%, 05/15/2045	1,500	1,586,023
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025	1,685	1,704,909
5.00%, 09/02/2028	530	536,118
5.00%, 09/02/2030	745	753,133
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	10,266,668
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,356,279
5.00%, 09/01/2034	1,000	1,030,625
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	652,911
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020 2.825%, 11/01/2041	4,840	3,837,152
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,132,320
5.00%, 03/01/2034	2,000	2,057,088
5.00%, 03/01/2035	3,500	3,596,200
5.00%, 03/01/2037	1,800	1,844,056
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,046,617
5.00%, 01/01/2047	3,895	3,971,527
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,621,496
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,469,629
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,713,272

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	$1,000	$708,533
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	4,000	2,880,581
Coast Community College District Series 2019-F 3.00%, 08/01/2036	850	806,887
3.00%, 08/01/2037	940	882,059
3.00%, 08/01/2038	2,175	2,010,222
Coast Community College District (Pre-refunded - US Treasuries) Series 2015 Zero Coupon, 08/01/2036	8,690	5,215,872
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032	3,500	3,925,272
Contra Costa Community College District Series 2014-A 4.00%, 08/01/2029	2,100	2,100,854
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	35,000	35,684,068
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,891,602
5.00%, 09/01/2052	2,500	2,612,184
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	1,007,627
5.00%, 09/01/2045	1,250	1,266,871
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,803,734
County of Santa Cruz CA Series 2024 5.00%, 07/01/2025	5,500	5,603,287
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	733,859
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	4,000	3,041,902

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	$3,000	$2,447,911
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	5,000	4,080,333
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(c)	1,000	712,608
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,997,907
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	707,223
4.00%, 12/01/2056(c)	1,000	763,327
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	878,755
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,472,323
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	1,969,524
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	717,480
4.00%, 10/01/2048(c)	3,000	2,271,381
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,083,705
Foothill-De Anza Community College District AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,491,984

	Principal Amount (000)	U.S. $ Value

Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	$1,500	$1,479,401
Fremont Union High School District Series 2024 5.00%, 08/01/2029	1,000	1,127,404
5.00%, 08/01/2032	1,000	1,179,509
5.00%, 08/01/2034	1,850	2,243,566
5.00%, 08/01/2035	1,170	1,413,207
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	5,825	5,493,181
Series 2021-B Zero Coupon, 06/01/2066	37,370	4,346,243
Series 2022 5.00%, 06/01/2051	10,000	10,379,275
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 2.746%, 06/01/2034	3,175	2,745,468
3.115%, 06/01/2038	5,000	4,196,340
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	401,955
Zero Coupon, 09/01/2050	1,250	367,028
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	995	1,017,908
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031	2,690	2,723,621
5.00%, 09/01/2035	1,835	1,854,897
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2024	1,175	1,177,400
5.00%, 11/15/2035	3,630	4,042,902
5.50%, 11/15/2037	2,000	2,342,330
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	12,610	14,356,810
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041	1,250	1,371,021
Series 2022-C 5.00%, 07/01/2042	8,750	9,802,308
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2032	27,000	31,720,361
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,591,277

	Principal Amount (000)	U.S. $ Value

Series 2009-C 7.00%, 11/01/2034	$10,000	$12,611,295
Menifee Union School District Series 2018 5.00%, 09/01/2043	1,000	1,033,448
5.00%, 09/01/2048	1,215	1,249,455
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	10,000	10,731,374
Oakland Unified School District/Alameda County (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 08/01/2031	1,640	1,677,827
5.00%, 08/01/2032	1,500	1,534,598
5.00%, 08/01/2033	2,200	2,250,744
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,320,282
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031	5,250	5,255,854
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,305,388
Port of Oakland Series 2021 5.00%, 05/01/2025	4,640	4,694,571
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033	1,500	1,521,367
5.00%, 09/01/2034	995	1,009,107
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,387,626
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032	500	537,879
5.00%, 09/01/2033	500	536,281
5.00%, 09/01/2037	2,235	2,372,299
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	5,278,742
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040	3,330	3,362,334
4.00%, 06/01/2041	1,765	1,775,131
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.307% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	1,410	1,360,014
4.327% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,960,562

	Principal Amount (000)	U.S. $ Value

San Diego County Regional Airport Authority Series 2020 5.00%, 07/01/2035	$650	$697,034
5.00%, 07/01/2036	500	534,118
5.00%, 07/01/2037	250	266,445
5.00%, 07/01/2038	250	265,513
5.00%, 07/01/2039	255	269,642
5.00%, 07/01/2040	250	263,575
Series 2021-A 4.00%, 07/01/2056	4,000	3,884,190
Series 2021-B 4.00%, 07/01/2041	3,010	2,911,634
Series 2023 5.00%, 07/01/2043	1,185	1,268,768
5.00%, 07/01/2053	11,000	11,563,875
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	2,000	1,987,010
5.00%, 07/01/2048	10,000	11,138,738
Series 2024-A 5.00%, 06/30/2025	5,000	5,091,850
Series 2025-S 5.00%, 07/01/2034(h)	1,000	1,183,553
Series 2025-Z 5.00%, 07/01/2030(h)	1,000	1,117,418
5.00%, 07/01/2034(h)	2,000	2,359,943
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2024 4.655%, 10/01/2027	2,000	2,018,706
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,040,409
5.00%, 08/01/2035	1,000	1,037,239
Series 2016-C 5.00%, 08/01/2032	1,000	1,041,262
5.00%, 08/01/2035	1,000	1,037,239
San Francisco Intl Airport Series 2017-A 5.00%, 05/01/2042	2,000	2,041,078
Series 2019-E 5.00%, 05/01/2050	2,000	2,049,527
Series 2022-C 3.283%, 05/01/2036	3,000	2,632,701
Series 2023-E 5.50%, 05/01/2041	5,350	5,992,991
Series 2024 5.00%, 05/01/2037	5,265	5,836,263
5.25%, 05/01/2042	10,185	11,227,059
5.25%, 05/01/2044	5,050	5,513,953
5.25%, 05/01/2049	7,500	8,110,746
San Ramon Valley Unified School District/CA (Pre-refunded - US Treasuries) Series 2015 4.00%, 08/01/2034	4,000	4,054,274

	Principal Amount (000)	U.S. $ Value

Santa Barbara Secondary High School District Series 2011-A Zero Coupon, 08/01/2036	$15,395	$9,738,212
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049	1,210	1,331,379
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,343,093
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	3,600	3,875,171
State of California Series 2004 5.30%, 04/01/2029	5	5,012
Series 2009 7.55%, 04/01/2039	1,000	1,245,942
Series 2017 5.00%, 08/01/2026	3,000	3,135,026
Series 2018 4.60%, 04/01/2038	2,000	1,974,741
Series 2019 5.00%, 10/01/2025	2,000	2,051,936
Series 2021 5.00%, 10/01/2024	3,000	3,005,009
Series 2022 5.00%, 09/01/2042	7,000	7,821,801
Series 2023 5.00%, 10/01/2042	1,000	1,124,794
5.25%, 10/01/2050	5,000	5,613,121
5.25%, 09/01/2053	20,000	22,455,720
6.00%, 03/01/2033	4,000	4,435,592
Series 2024 4.00%, 08/01/2049(h)	4,480	4,484,881
5.00%, 09/01/2025	1,000	1,023,953
5.00%, 08/01/2044(h)	10,050	11,391,972
5.15%, 09/01/2034	2,000	2,098,878
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,905,067
5.00%, 09/01/2034	1,000	1,035,422
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016-A 5.00%, 08/01/2032	1,025	1,067,293
5.00%, 08/01/2034	1,105	1,148,256
5.00%, 08/01/2035	595	617,157
5.00%, 08/01/2036	775	797,193

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	$10,000	$1,675,954
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037	1,000	1,071,890
5.00%, 06/01/2048	8,970	9,195,550
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040	1,000	1,036,450
5.00%, 10/01/2045	2,000	2,063,409
5.00%, 10/01/2049	2,200	2,253,094
University of California Series 2015-I 4.00%, 05/15/2033	5,000	5,015,001
Series 2023-B 4.693%, 05/15/2033	5,600	5,707,457
5.00%, 05/15/2035	5,000	5,832,346
5.00%, 05/15/2036	5,000	5,814,612
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	711,068
Walnut Energy Center Authority (Pre-refunded - US Treasuries) Series 2014 5.00%, 01/01/2031	4,000	4,004,916
5.00%, 01/01/2032	3,700	3,704,547
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032	2,000	2,051,407
5.00%, 07/01/2033	1,500	1,537,127
Series 2023-B 5.25%, 08/01/2048	1,750	1,962,323
AGM Series 2023-B 4.25%, 08/01/2045	1,225	1,249,851
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,357,612

		1,134,732,142

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	440,390
Series 2018 7.125%, 09/01/2038(c)	1,385	1,502,124

		1,942,514

	Principal Amount (000)	U.S. $ Value

Georgia – 0.0%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	$100	$104,003
5.00%, 01/01/2038	100	103,820
5.00%, 01/01/2039	100	104,710

		312,533

Guam – 1.5%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	1,190	1,041,171
Series 2023 5.375%, 10/01/2040	250	257,006
5.375%, 10/01/2043	1,050	1,071,550
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	2,940	3,055,887
5.00%, 10/01/2037	1,300	1,349,643
Series 2022-A 5.00%, 10/01/2044	3,700	3,909,021
Territory of Guam Series 2019 5.00%, 11/15/2031	240	246,651
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,930,899
5.00%, 12/01/2030	415	428,005
5.00%, 12/01/2032	455	468,123
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,924,996

		18,682,952

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	318,486

Other – 0.4%
Federal Home Loan Mortgage Corp. Freddie Mac Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,587	2,857,997
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,913	1,781,982
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(d)	5,355	289,247

		4,929,226

Puerto Rico – 1.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	1,238	832,380
4.00%, 07/01/2046	11	9,827
Series 2022-C Zero Coupon, 11/01/2043	60	37,913

	Principal Amount (000)	U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	$2,490	$2,627,012
5.00%, 07/01/2035(c)	1,945	2,035,573
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	999,323
NATL Series 2007-V 5.25%, 07/01/2032	1,000	987,555
5.25%, 07/01/2034	1,000	987,518
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	172	170,512
6.625%, 01/01/2028	1,313	1,299,727
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(i) (j)	305	295,930
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,700	2,035,528
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	704,875
Series 2019-A 4.329%, 07/01/2040	1,065	1,051,724
4.55%, 07/01/2040	90	90,174
5.00%, 07/01/2058	2,900	2,911,519

		17,077,090

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	993,726

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	120,880
5.00%, 01/01/2049(c)	100	89,655
5.00%, 01/01/2055(c)	410	360,865

		571,400

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	99,647

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(k)	$2,000	$1,866,672

		1,966,319

Total Long-Term Municipal Bonds (cost $1,194,123,820)		1,181,526,388

Short-Term Municipal Notes – 0.4%
California – 0.4%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.37%, 10/01/2047(c) (l) (cost $5,000,000)	5,000	5,000,000

Total Municipal Obligations (cost $1,199,123,820)		1,186,526,388

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	838	816,690
5.25%, 07/01/2036	879	882,467
5.25%, 07/01/2041	596	580,065

Total Asset-Backed Securities (cost $2,303,004)		2,279,222

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(f) (i) (j) (cost $518,457)	28,882	84,046

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(e) (f) (cost $46,872)	$47	5

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(m) (n) (o) (cost $32,330,174)	32,330,174	$32,330,174

Total Investments – 100.5% (cost $1,234,322,327)(p)		1,221,219,835
Other assets less liabilities – (0.5)%		(6,247,013)

Net Assets – 100.0%		$1,214,972,822

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$639,248	$—	$639,248
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	124,810	—	124,810
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	316,933	—	316,933
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	313,230	—	313,230
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	(1,631,803)	—	(1,631,803)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(354,525)	(6,443)	(348,082)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,795,946	—	3,795,946
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,620,933	—	3,620,933
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	197,183	—	197,183
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(53,810)	—	(53,810)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,088,503	—	1,088,503
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,079,438	—	1,079,438
USD	655	01/15/2030	1.714%	CPI#	Maturity	104,197	—	104,197
USD	655	01/15/2030	1.731%	CPI#	Maturity	103,115	—	103,115
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	386,825	—	386,825
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	415,300	—	415,300
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(132,667)	—	(132,667)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(207,225)	—	(207,225)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(64,426)	—	(64,426)

						$9,741,205	$(6,443)	$9,747,648

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(527,346)	$—	$(527,346)
USD	21,800	07/31/2031	1 Day SOFR	4.087%	Annual	871,197	(833)	872,030
USD	19,500	07/31/2031	1 Day SOFR	3.616%	Annual	209,308	—	209,308
USD	15,400	07/31/2031	1 Day SOFR	3.972%	Annual	504,788	—	504,788
USD	19,200	09/15/2031	1 Day SOFR	3.464%	Annual	37,899	—	37,899
USD	20,000	08/15/2034	3.545%	1 Day SOFR	Annual	(135,942)	—	(135,942)
USD	14,200	08/15/2034	3.304%	1 Day SOFR	Annual	190,644	—	190,644

						$1,150,548	$(833)	$1,151,381

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	$920,400	$—	$920,400

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $166,094,019 or 13.7% of net assets.

(d)	IO - Interest Only.
(e)	Defaulted.
(f)	Non-income producing security.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.00%

(h)	When-Issued or delayed delivery security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$ 2,000,000	$1,866,672	0.15%

(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,163,949 and gross unrealized depreciation of investments was $(36,447,012), resulting in net unrealized depreciation of $(1,283,063).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

DOT – Department of Transportation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,181,230,458	$295,930	$1,181,526,388
Short-Term Municipal Notes	—	5,000,000	—	5,000,000
Asset-Backed Securities	—	2,279,222	—	2,279,222
Preferred Stocks	—	—	84,046	84,046
Commercial Mortgage-Backed Securities	—	5	—	5
Short-Term Investments	32,330,174	—	—	32,330,174

Total Investments in Securities	32,330,174	1,188,509,685	379,976	1,221,219,835
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	12,185,661	—	12,185,661
Centrally Cleared Interest Rate Swaps	—	1,813,836	—	1,813,836
Interest Rate Swaps	—	920,400	—	920,400
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,444,456)	—	(2,444,456)
Centrally Cleared Interest Rate Swaps	—	(663,288)	—	(663,288)

Total	$32,330,174	$1,200,321,838	$379,976	$1,233,031,988

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Portfolio	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,448	$122,563	$92,681	$32,330	$181